Leases (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 ILS (₪)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 ILS (₪)	Dec. 31, 2019 USD ($)
Cost
Balance	₪ 1,468		₪ 1,614
Deductions during the year	(17)		(146)
Additions during the year	56
Balance	1,507		1,468
Accumulated Depreciation
Balance	1,035		0
Additions during the year	369		433
Total	802		433
Balance	705		1,035
Balance as of December 31, 2020 and 2019 (convenience translation into U.S. dollars (Note 2d)) | $		$ 219		$ 299
Offices
Cost
Balance	1,317		1,317
Deductions during the year	(17)		0
Additions during the year	0
Balance	1,300		1,317
Accumulated Depreciation
Balance	988		0
Additions during the year	336		329
Total	665		329
Balance	635		988
Balance as of December 31, 2020 and 2019 (convenience translation into U.S. dollars (Note 2d)) | $		198		286
Vehicles
Cost
Balance	151		297
Deductions during the year	0		(146)
Additions during the year	56
Balance	207		151
Accumulated Depreciation
Balance	47		0
Additions during the year	33		104
Total	137		104
Balance	₪ 70		₪ 47
Balance as of December 31, 2020 and 2019 (convenience translation into U.S. dollars (Note 2d)) | $		$ 21		$ 13